Derivative Financial Instruments and Hedge Accounting - Summary of Items Designated as Hedging Instruments (Detail) - Hedges of net investment in foreign operations [member] - Currency derivatives [member]
¥ in Millions
Mar. 31, 2018 JPY (¥)
Disclosure of detailed information about hedging instruments [line items]
Notional amounts	¥ 1,866,249
Assets	49,440
Liabilities	¥ 24,929